Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Operating expenses	$ 138,736	$ 220,046
The Cool Pool | Voyage, charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	3,200
Golar LNG Partners
Related Party Transaction [Line Items]
Distributions from related party	9,700	18,400
Golar LNG Partners | Disposal Costs Indemnification [Member]
Related Party Transaction [Line Items]
Related party costs	300	800
Dividends payable	5,800	6,800
Golar LNG Partners | Hilli
Related Party Transaction [Line Items]
Payment of dividends	$ 9,900	$ 9,000